Investments - Narrative (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) component
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Mutual funds | $	$ 10
Number of components | component	2
Guarantee credit rate	0.00%